TAXES - Components of Income Tax Provision (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Current tax expense (benefit)
Total Current tax expense (benefit)	$ (25,545)		$ 45,589	$ 198,615	$ 33,593
Deferred tax (benefit)
Total Deferred tax (benefit)	(73,782)	$ (179,413)	40,722	58,716	(102,129)
Total income tax benefit	(99,327)	(179,413)	86,311	257,331	(68,536)
PRC
Current tax expense (benefit)
Total Current tax expense (benefit)					33,593
Deferred tax (benefit)
Total Deferred tax (benefit)	340	(29,895)	119,608	58,716	$ (102,129)
Hong Kong
Current tax expense (benefit)
Total Current tax expense (benefit)				$ 198,615
Deferred tax (benefit)
Total Deferred tax (benefit)	(65,648)	$ (149,518)	(78,403)
Singapore
Current tax expense (benefit)
Total Current tax expense (benefit)	(25,546)		45,589
Deferred tax (benefit)
Total Deferred tax (benefit)	(350)		$ (483)
Japan
Current tax expense (benefit)
Total Current tax expense (benefit)	1
Deferred tax (benefit)
Total Deferred tax (benefit)	$ (8,124)